Contract revenues and other operating income - Grants from the Michael J. Fox Foundation (Details) SFr in Thousands, $ in Millions	1 Months Ended		3 Months Ended		9 Months Ended
	Aug. 31, 2022 CHF (SFr)	Aug. 31, 2022 USD ($)	Sep. 30, 2022 CHF (SFr)	Sep. 30, 2021 CHF (SFr)	Sep. 30, 2022 CHF (SFr)	Sep. 30, 2021 CHF (SFr)	Dec. 31, 2021 CHF (SFr)	Dec. 31, 2020 CHF (SFr)
Contract revenues
Revenue from contracts with customers			SFr 3,934	SFr 0	SFr 3,934	SFr 0
Deferred income			524	154	524	154	SFr 717	SFr 306
Grant from Michael J. Fox Foundation [Member]
Contract revenues
Revenue from contracts with customers			200	SFr 200	800	SFr 800
Deferred income			SFr 500		SFr 500
Grant from Michael J. Fox Foundation [Member] | Skane University Hospital
Contract revenues
Follow-on grant funding received	SFr 100	$ 0.1
Grant from Michael J. Fox Foundation [Member] | Alpha-synuclein PET imaging diagnostic agent
Contract revenues
Follow-on grant funding received, total for joint arrangement	500	0.5
Follow-on grant funding received	SFr 400	$ 0.4